REPORTING SEGMENTS AND GEOGRAPHIC INFORMATION (Detail Textuals)	12 Months Ended
Dec. 31, 2022 Segment
Segment Reporting [Abstract]
Number of operating segments	1
Term of concentration risk	Other than the United States, no other individual country accounted for 10% or more of total revenue